Tax	12 Months Ended
Dec. 31, 2020
Tax
Note 12 - Tax

The Company is registered in the British Virgin Island (BVI). The Company generated substantially all of its income from its PRC operations for the years ended December 31, 2020 and 2019.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company is not subject to tax on income or capital gain, and no withholding tax is imposed on any dividends and payment made to shareholders.

Hong Kong

Hong Kong: in accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. In March 2018, the Hong Kong Government introduced a two-tiered profit tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the “Ordinance”). Under the two-tiered profits tax rate regime, the first HKD 2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018/19. The subsidiaries registered in Hong Kong did not have assessable profits that were derived from Hong Kong during the year ended December 31, 2020 and 2019. Therefore, during the reporting period, the profits of the Hong Kong registered subsidiary are subject to PRC income tax, and Hong Kong profits tax is not included here.

PRC Income Tax

ITC-HK and its subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), after appropriate tax adjustments, the income tax rate is 25% for resident enterprises and 20% for non-resident enterprises

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and adjusts the carrying amount of the deferred tax assets by the valuation allowance to the extent the future realization of the deferred tax assets is not judged to be more likely than not. The Company considers many factors when assessing the likelihood of future realization of the Company’s deferred tax assets, including its recent cumulative earnings experience by taxing jurisdiction, expectations of future taxable income or loss, the carryforward periods available to the Company for tax reporting purposes, and other relevant factors. At December 31, 2020 and 2019 based on the weight of available evidence, the Company determined that it was unlikely that the Company’s deferred tax assets would be realized and have provided for a full valuation allowance associated with the net deferred tax assets.

The major components of income tax expense:

	December 31,	December 31,
	2020	2019
Current income tax	$18,669	$10,712
Deferred tax expense	-	-
Income tax expense	18,669	10,712

The following table sets forth reconciliation between the statutory EIT rate of 25% and the effective tax for the years ended December 31, 2020 and 2019, respectively:

	December 31,	December 31,
	2020	2019
Income before income taxes	$122,316	$410,212
Tax rate	25%	25%
Provision for income taxes at the statutory tax rate	30,579	102,553
Change in valuation allowance	(25,431)	(64,378)
US GAAP adjustment	(61,093)	(300,485)
Permanent difference	74,542	271,110
Effect of different local tax rates	73	1,912
Income tax expense	$18,669	$10,712

Deferred tax assets

	December 31,	December 31,
	2020	2019
Deferred tax asset	103,237	$71,413
Valuation allowance	(103,237)	(71,413)
Net deferred tax asset	-	-